Income Taxes (Details) - Schedule of current and deferred portions of the income tax expense - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Current And Deferred Portions Of The Income Tax Expense Abstract
Current	$ 53,239	$ 1,767	$ 66,299
Deferred	1,128	(451)	(1,827)
Income tax expense	$ 54,367	$ 1,316	$ 64,472